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December 17, 2019	Jasmin M. Ali Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036-8704 T +1 212 596 9604 jasmin.ali@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Yield Opportunities Fund

Registration Statement on Form N-2

(File Nos. 333-233877, 811-23476)

Ladies and Gentleman:

On behalf of DoubleLine Yield Opportunities Fund, a Massachusetts business trust (the “Fund”), we are today filing a Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), in part to respond to comments from the staff of the Securities and Exchange Commission with respect to the Registration Statement on Form N-2 filed on September 20, 2019.

No fees are required in connection with this filing. Please direct any questions or comments regarding this filing to me at (212) 596-9604 or to Jeremy Smith at (212) 596-9858.

Sincerely,

/s/ Jasmin Ali

Jasmin Ali

cc:	Youse Guia

Adam Rossetti

Neal Zalvan

Timothy W. Diggins

Jeremy C. Smith